Financial Instruments - Schedule of Derivatives Not Designated As Hedging Instruments - Net effect on the Statement Of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ (14,470)	$ (699)	$ (950)
Interest Expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	187	(149)	(39)
Bunker swaps	(14,312)	1,122	(1,142)
Bunker put options	(271)	0	0
Bunker call options	$ (74)	$ (1,672)	$ 231